N-2 $ in Millions	Apr. 24, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001508655
Amendment Flag	false
Securities Act File Number	001-36364
Document Type	8-K
Entity Registrant Name	Sixth Street Specialty Lending, Inc.
Entity Address, Address Line One	2100 McKinney Avenue
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	469
Local Phone Number	621-3001
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]	On April 24, 2024, Sixth Street Specialty Lending, Inc. (the “Company”) entered into a fifteenth amendment to the Company’s second amended and restated senior secured revolving credit facility, dated February 27, 2014 (as amended, the “Revolving Credit Facility”), which, among other changes, (a) increases the aggregate commitments under the Revolving Credit Facility from $1.685 billion as of March 31, 2024 to $1.70 billion and (b) extends the termination of the revolving period on $
1.505
 billion of commitments to April 24, 2028 and the stated maturity date to April 24, 2029. The foregoing description is only a summary of certain of the provisions of the Revolving Credit Facility and is qualified in its entirety by the underlying agreement, which will be filed as an exhibit to the Company’s next Quarterly Report on Form
10-Q.

Long Term Debt, Principal	$ 1,685